Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Net Intangible Assets
		December 31
		2020	2021
	Useful	US$ thousands
Original cost:
Capitalization of software development costs	3	2,983	6,546
Licenses	3	556	565
		3,539	7,111
Accumulated amortization:
Capitalization of software development costs		2,163	2,366
Licenses		206	431
		2,369	2,797

Intangible assets, net:
Capitalization of software development costs		820	4,180
Licenses		350	134
		1,170	4,314